Condensed Financial Information of the Company - Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [Line Items]
Operating expenses	¥ (730,295)	¥ (655,336)	¥ (632,768)
Interest and other income	16,729	14,341	15,560
Other gains	8,257	5,602	4,029
Profit before taxation	152,184	142,359	142,133
Taxation	(35,878)	(34,219)	(35,342)
PROFIT FOR THE YEAR	116,306	108,140	106,791
Other comprehensive income for the year, net of tax	(1,643)	(1,575)	1,050
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	114,663	106,565	107,841
Parent [member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Dividend income	63,176	61,401	53,475
Operating expenses	(71)	(70)	(70)
Interest and other income	9	17	38
Other gains	(56)		77
Profit before taxation	63,058	61,348	53,520
Taxation		(4)	(9)
PROFIT FOR THE YEAR	63,058	61,344	53,511
Other comprehensive income for the year, net of tax	0	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 63,058	¥ 61,344	¥ 53,511